Combined carve-out income statements (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commisions	$ 583,741	$ 876,154	$ 961,530
Vessel operating expesnes	4,683,815	6,351,471	6,492,939
General and administrative expense	1,497,535	817,098	780,439
Net gain on sale of vessel to related party	131,500
Related Party [Member]
Commisions	227,556	207,338	183,147
Vessel operating expesnes	56,279	61,798	49,167
General and administrative expense	436,493	394,516	395,833
Net gain on sale of vessel to related party	$ 131,500	$ 0	$ 0